Subsequent Events (Details) R$ in Millions, $ in Millions	Jul. 28, 2026 USD ($)	Jul. 07, 2026 BRL (R$)	Jan. 27, 2026 USD ($)
Subsequent Events [Line Items]
Market value of listed securities (in Dollars)			$ 35
Subsequent Events [Member]
Subsequent Events [Line Items]
Market value of listed securities (in Dollars)	$ 35
Non-convertible debentures outstanding repaid | R$		R$ 2.8